Schedule of intangible assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning of financial year	$ 2,381,465
End of financial period and year	2,475,974	$ 2,381,465	$ 2,381,465
Amortization	559,340	426,515
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year	4,349,839	2,961,256	2,961,256
Additions - internal development	653,849		1,388,583
End of financial period and year	5,003,688		4,349,839
Accumulated Amortisation [Member]
IfrsStatementLineItems [Line Items]
Beginning of financial year	1,968,374	$ 1,115,344	1,115,344
End of financial period and year	2,527,714		1,968,374
Amortization	$ 559,340		$ 853,030